SUPPLEMENTAL INSURANCE INFORMATION SCHEDULE III	12 Months Ended
Dec. 31, 2012
Supplemental Insurance Information [Abstract]
Supplementary Insurance Information, for Insurance Companies Disclosure [Text Block]

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
AT AND FOR THE YEAR ENDED DECEMBER 31, 2012

			Future Policy	Policy			Amortization
	Deferred		Benefits	Charges	Net	Policyholders'	of Deferred
	Policy	Policyholders'	and other	And	Investment	Benefits and	Policy	Other
	Acquisition	Account	Policyholders'	Premium	Income	Interest	Acquisition	Operating
Segment	Costs	Balances	Funds	Revenue	(Loss)(1)	Credited	Costs	Expense(2)

	(In Millions)

Insurance	$3,728	$28,263	$22,687	$3,848	$1,242	$4,155	$576	$1,844
Investment
Management	0	0	0	0	65	0	0	2,548
Consolidation/
Elimination	0	0	0	0	31	0	0	(21)
Total	$3,728	$28,263	$22,687	$3,848	$1,338	$4,155	$576	$4,371

  Net investment income (loss) is based upon specific identification of portfolios within segments.

  Operating expenses are principally incurred directly by a segment.

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
AT AND FOR THE YEAR ENDED DECEMBER 31, 2011

			Future Policy	Policy			Amortization
	Deferred		Benefits	Charges	Net	Policyholders'	of Deferred
	Policy	Policyholders'	and other	And	Investment	Benefits and	Policy	Other
	Acquisition	Account	Policyholders'	Premium	Income	Interest	Acquisition	Operating
Segment	Costs	Balances	Funds	Revenue	(Loss)(1)	Credited	Costs	Expense(2)

	(In Millions)

Insurance	$3,545	$26,033	$21,595	$3,845	$4,526	$5,359	$3,620	$1,877
Investment
Management	0	0	0	0	(58)	0	0	2,914
Consolidation/
Elimination	0	0	0	0	34	0	0	(22)
Total	$3,545	$26,033	$21,595	$3,845	$4,502	$5,359	$3,620	$4,769

  Net investment income (loss) is based upon specific identification of portfolios within segments.

  Operating expenses are principally incurred directly by a segment.

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
AT AND FOR THE YEAR ENDED DECEMBER 31, 2010

	Policy			Amortization
	Charges	Net	Policyholders'	of Deferred
	And	Investment	Benefits and	Policy	Other
	Premium	Income	Interest	Acquisition	Operating
Segment	Revenue	(Loss)(1)	Credited	Costs	Expense(2)

Insurance	$3,597	$1,943	$4,032	$(326)	$1,959
Investment
Management	0	2	0	0	2,559
Consolidation/
Elimination	0	31	0	0	(31)
Total	$3,597	$1,976	$4,032	$(326)	$4,487

  Net investment income (loss) is based upon specific identification of portfolios within segments.

  Operating expenses are principally incurred directly by a segment.